Restricted cash	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Restricted Cash and Investments [Abstract]
Restricted cash
Note 13 – Restricted cash
Restricted cash as at September 30, 2022 (Successor) and December 31, 2021 (Predecessor) was as follows:

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Demand deposit pledged as collateral for tax related guarantee	70	63
Cash held in escrow in Saudi Arabia	23	23
Accounts pledged as collateral for performance bonds and similar guarantees	11	28
Accounts pledged as collateral for SFL leases	8	37
Accounts pledged as collateral for guarantees related to rig recycling	6	14
Proceeds from rig sales	2	47
Other	5	11

Total restricted cash	125	223

Restricted cash is presented in our Consolidated Balance Sheets as follows:

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Current restricted cash	55	160
Non-current restricted cash	70	63

Total restricted cash	125	223

Note 14 – Restricted cash
Restricted cash consists of the following:

(In $ millions)	December 31, 2021	December 31, 2020
		(As adjusted)
Accounts pledged as collateral for performance bonds and similar guarantees (i)	42	48
Proceeds from rig sales (ii)	47	—
Demand deposit pledged as collateral for tax related guarantee (iii)	63	65
Accounts pledged as collateral for SFL leases (iv)	37	22
Other	34	33

Total restricted cash	223	168

(i)	Cash collateral in respect to bank guarantee facilities with Danske Bank and DNB.

(ii)	Proceeds from rig disposals to be paid to the lenders in 2022 and classified as restricted until then.

(iii)
We placed a total of 330 million Brazilian Reais of collateral with BTG Pactual under a letter of credit agreement. This related to long-running tax disputes which are currently being litigated through the Brazilian courts. This is held as non-current
in the Consolidated Balance Sheet.

(iv)	Accounts pledged to SFL for lease arrangements for the West Linus and West Hercules.
Restricted cash is presented in our Consolidated Balance Sheets as follows:

(In $ millions)	December 31, 2021	December 31, 2020
		(As adjusted)
Current restricted cash	160	103
Non-current restricted cash	63	65

Total restricted cash	223	168